PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Property and Equipment [Table Text Block]
	2012
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$19,569	$19,144
Computer software	1,324	1,182	142
Office furniture	21,012	6,926	14,086
Equipment	41,882	13,257	28,625
Leasehold improvements	47,628	29,287	18,341

	$150,559	$70,221	$80,338

	2011
	Cost	Accumulated Amortization	Net Book Value

Computer hardware	$38,713	$8,336	$30,377
Computer software	1,324	543	781
Office furniture	14,511	1,716	12,795
Equipment	11,929	3,075	8,854
Leasehold improvements	47,628	14,009	33,619

	$114,105	$27,679	$86,426